Acquisitions, Dispositions And Other Adjustments (HBO LAG, Time Warner, Otter and AppNexus Acquisitions Narrative) (Details) - USD ($) $ in Millions			1 Months Ended		7 Months Ended	12 Months Ended
	Aug. 15, 2018	Aug. 07, 2018	May 31, 2020	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Acquisitions, net of cash acquired						$ 1,851	$ 1,809	$ 43,309
Goodwill					$ 146,370	135,259	146,241	146,370
Revenues						171,760	181,193	170,756
Operating income						6,405	27,955	26,096
Intangible amortization						8,239	7,932	8,347
Conversion to equity of advance made in first quarter of 2018						160	365	1,050
WarnerMedia
Business Acquisition [Line Items]
Goodwill					42,101	$ 42,447	$ 42,345	$ 42,101
HBO LAG | WarnerMedia
Business Acquisition [Line Items]
Acquisitions, net of cash acquired			$ 141
Pre-tax remeasurement gain			68
Acquisition of intangible assets, trade names			640
Goodwill			346
HBO LAG | WarnerMedia | Distribution Networks – Net
Business Acquisition [Line Items]
Acquisition of other intangible assets			$ 271
Time Warner
Business Acquisition [Line Items]
Total consideration				$ 79,358
Time Warner | Acquisition
Business Acquisition [Line Items]
Revenues					18,209
Operating income					1,400
Intangible amortization					$ 3,296
Otter Media | WarnerMedia
Business Acquisition [Line Items]
Acquisitions, net of cash acquired		$ 157
Pre-tax remeasurement gain		395
Goodwill		1,239
Conversion to equity of advance made in first quarter of 2018		$ 1,480
AppNexus | WarnerMedia
Business Acquisition [Line Items]
Goodwill	$ 1,220
Total consideration	$ 1,432